Consolidated Statement of Loss and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Research and development expenses	€ (124,478,334)	€ (98,563,529)	€ (65,575,030)
General and administrative expenses	(45,344,598)	(47,124,638)	(31,338,590)
Total operating expenses	(169,822,932)	(145,688,167)	(96,913,620)
Finance (expenses) income	(3,888,564)	13,291,664	(2,912,643)
Loss before income tax	(173,711,496)	(132,396,503)	(99,826,263)
Income tax expense	(1,987,901)	(1,825,024)	(1,048,805)
Net Loss	(175,699,397)	(134,221,527)	(100,875,068)
Items that may be reclassified to profit or loss:
Exchange (loss) gain arising on translation of foreign operations	(407,895)	152,310	(57,874)
Total comprehensive loss attributable to:
Equity holders of the Company	€ (176,107,292)	€ (134,069,217)	€ (100,932,942)
Basic loss per share	€ (2.97)	€ (2.48)	€ (2.63)
Diluted loss per share	€ (2.97)	€ (2.48)	€ (2.63)